Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Share-based compensation expenses	$ 1,827	$ 571	$ 138
Unrecognized compensation expense